Condensed Balance Sheets (Unaudited) (USD $)	Aug. 31, 2011	May 31, 2011
Current Assets
Cash and cash equivalents	$ 0	$ 0
Prepaid assets	0	0
Total current assets	0	0
Goodwill	0	0
Total assets	0	0
Current Liabilities
Accounts payable	1,000	1,000
Loans payable - related parties	363	363
Total current liabilities	1,363	1,363
Total liabilities	1,363	1,363
Stockholders' Deficit:
Common stock, $.01 par value; 100,000,000 shares authorized; 41,574,340 and 41,069,340 shares issued and outstanding, respectively	415,743	410,693
Paid-in-capital	0	0
Par value in excess of reorganization value	(339,950)	(339,950)
Deficit accumulated during the development stage	(77,156)	(72,106)
Total stockholders' deficit	(1,363)	(1,363)
Total liabilities and stockholders' deficit	$ 0	$ 0